Summary Of Significant Accounting Policies And Activities	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies And Activities [Abstract]
Summary Of Significant Accounting Policies And Activities

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ACTIVITIES

     Cornerstone Bancorp, (the "Company") was incorporated under the laws of the State of South Carolina for the purpose of operating as a bank holding company for Cornerstone National Bank (the "Bank"). The Company obtained regulatory approval to acquire the Bank and opened the Bank for business in 1999 with a total capitalization of $6.0 million. To increase capital available for growth, the Company offered 445,000 shares of its common stock pursuant to a prospectus dated October 4, 2005. Upon completion in January 2006, the offering added approximately $6.0 million to the Company's total capitalization. In 2010 the Company offered 8% cumulative perpetual preferred stock ("the Preferred") to accredited investors. The Company sold 1,038 shares of the Preferred, raising $998,538 net of offering expenses. The Company increased its investment in the Bank by approximately $500,000 and held the remaining cash in order to pay future expenses and dividends on the Preferred.

     The Bank provides full commercial banking services to customers and is subject to regulation by the Office of the Comptroller of the Currency ("OCC") and the Federal Deposit Insurance Corporation. The Company is subject to regulation by the Federal Reserve and to limited regulation by the South Carolina State Board of Financial Institutions. The Bank maintains branch locations in the Berea area of Greenville County and the Powdersville area of Anderson County, South Carolina in addition to its headquarters in Easley in Pickens County, South Carolina. In 2004, the Bank established a wholly owned subsidiary, Crescent Financial Services, Inc. ("Crescent"), which is an insurance agency. In 2011, 2010 and 2009, Crescent's transactions were immaterial to the consolidated financial statements.

Basis of presentation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank. The Company operates as one business segment. All significant intercompany balances and transactions have been eliminated. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America ("GAAP") and to general practices in the banking industry. The Company uses the accrual basis of accounting.

Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amount of income and expenses during the reporting periods. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, including valuation allowances for impaired loans, and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and the valuation of foreclosed real estate, management obtains independent appraisals for significant properties and takes into account other current market information. While management uses available information to recognize losses on loans and foreclosed real estate, future additions to the allowance for loan losses and changes to valuation of foreclosed real estate may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowance for loan losses and valuation of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance for loan losses or additional write-downs on foreclosed real estate based on their judgments about information available to them at the time of their examination. Because of these factors, it is reasonably possible that estimates related to the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Investment securities

The Company accounts for investment securities in accordance with financial accounting standards which require investments in equity and debt securities to be classified into three categories:

1. Available-for-sale securities: These are securities that are not classified as either held to maturity or as trading securities. These securities are reported at fair market value. Unrealized gains and losses are reported, net of income taxes, as separate components of shareholders' equity (accumulated other comprehensive income).

2. Held-to-maturity securities: These are investment securities that the Company has the ability and intent to hold until maturity. These securities are stated at cost, adjusted for amortization of premiums and the accretion of discounts. The Company has no held-to-maturity securities.

3. Trading securities: These are securities that are bought and held principally for the purpose of selling in the near future. Trading securities are reported at fair market value, and related unrealized gains and losses are recognized in the income statement. The Company has no trading securities.

The Company reviews all investments with unrealized losses as of the balance sheet date for possible impairment. Our review consists of an examination of each security with regard to its issuer, credit rating, time to maturity and likelihood of sale prior to maturity. Any losses determined to be other than temporary are recognized through the income statement. Unrealized gains and losses are determined using fair values estimated by the Company's bond accounting vendor. The vendor uses several pricing services for valuing securities, depending on the issuer of the security. Management reviews the fair values for appropriateness and consults an additional vendor to ensure that fair value estimates are reasonable. The portfolio contained Agency mortgage backed securities and municipal bonds as of December 31, 2011. There were no private-label mortgage-backed securities, collateralized mortgage obligations, or derivative products in the portfolio as of December 31, 2011. The fair values of the Company's available for sale investments, other than municipal bonds, are measured on a recurring basis using quoted market prices in active markets for identical assets and liabilities ("Level 1 inputs" under the standard). Due to the lower level of trading activity in municipal bonds, the fair market values of these investments are measured based on other inputs such as inputs that are observable or can be corroborated by observable market data for similar assets with substantially the same terms ("Level 2 inputs" under the standard.)

Other investments include the Bank's stock investments in the Federal Reserve Bank of Richmond ("Reserve Bank") and the Federal Home Loan Bank of Atlanta ("FHLB"). The Bank, as a member institution, is required to own certain stock investments in the Reserve Bank and FHLB. The stock is generally pledged against any borrowings from the Reserve Bank and FHLB. No ready market exists for the stock and it has no quoted market value. Redemption of these stock investments has historically been (including redemptions during 2011) at par value. However, there can be no assurance that future redemptions will be at par value. Other investments are carried at cost.

Gains or losses on dispositions of investment securities are based on the differences between the net proceeds and the adjusted carrying amount of the securities sold, using the specific identification method.

Loans, interest and fee income on loans

Loans are stated at the principal balance outstanding. Unearned discount and the allowance for possible loan losses are deducted from total loans in the balance sheet. Interest income is recognized over the term of the loan based on the principal amount outstanding.

Generally, the accrual of interest will be discontinued on impaired loans when principal or interest becomes 90 days past due, or when payment in full is not anticipated, and any previously accrued interest on such loans will be reversed against current income. Any subsequent interest income will be recognized on a cash basis when received unless collectibility of a significant amount of principal is in serious doubt. In such cases, collections are credited first to the remaining principal balance on a cost recovery basis. An impaired loan will not be returned to accrual status unless principal and interest are current and the borrower has demonstrated the ability to continue making payments as agreed. The ability to continue making payments as agreed is determined on a case-by-case basis due to the mainly commercial nature of the Bank's portfolio. Non-performing assets include real estate acquired through foreclosure or deed taken in lieu of foreclosure, and loans on non-accrual status. Fee income on loans is recognized as income at the time loans are originated.

Due to the short-term nature of the majority of the Bank's loans and the immateriality of the net deferred amount, this method approximates the income that would be earned if the Company deferred loan fees and costs.

Allowance for loan losses

The Company provides for loan losses using the allowance method. Loans that are determined to be uncollectible are charged against the allowance. Provisions for loan losses and recoveries on loans previously charged off are added to the allowance. The provision for loan losses charged to operating expenses reflects the amount deemed appropriate by management to establish an adequate reserve to meet the probable loan losses incurred in the current loan portfolio. Management's judgment is based on periodic and regular evaluation of individual loans, the overall risk characteristics of the various portfolio segments, past experience with losses, delinquency trends, and prevailing economic conditions. To estimate the amount of allowance necessary the Company separates the portfolio into segments. The portfolio is first separated into groups according to the internal loan rating assigned by management. Loans rated "Other Assets Especially Mentioned" ("OAEM") or "Special Mention", "Substandard", "Doubtful", or "Loss" as defined in the Bank's loan policy, are evaluated individually for impairment. The Company uses regulatory call report codes to stratify the remaining portfolio and tracks the Bank's own charge-offs and those of peer banks using FDIC Call Report Data. The Bank's own charge-off ratios by call code are used to project potential loan losses in the future on loans that are rated "Satisfactory" or better. Charge-off ratios may be increased or decreased based on other environmental factors which may need to be considered, such as unemployment rates and volatility of real estate values. While management uses the best information available to make evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations. The allowance for loan losses is also subject to periodic evaluation by various regulatory authorities and may be subject to adjustment upon their examination. Refer to Note 5 for additional information.

The Bank accounts for impaired loans in accordance with a financial accounting standard that requires all lenders to value a loan at the loan's fair value if it is probable that the lender will be unable to collect all amounts due according to the terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis taking into consideration all the circumstances of the loan and the borrower, including the length of the delay, reasons for the delay, the borrower's payment record and the amount of the shortfall in relation to the principal and interest owed. The fair value of an impaired loan may be determined based upon the present value of expected cash flows, market price of the loan, if available, or value of the underlying collateral. Expected cash flows are required to be discounted at the loan's effective interest rate. The Bank's loan portfolio is largely dependent on collateral for repayment if the borrower's financial position deteriorates. Therefore, the most common type of valuation is to determine collateral value less disposal costs in order to determine carrying values for loans deemed impaired. If an impaired loan is collateral dependent and the fair value is less than the outstanding principal balance, the short-fall is charged-off to the allowance for loan losses. Costs to sell the collateral may be specifically reserved in the allowance for loan losses until the foreclosure of the collateral is complete and the balance is moved to foreclosed property.

When the ultimate collectibility of an impaired loan's principal is in doubt, wholly or partially, all cash receipts are applied to principal. Once the reported principal balance has been reduced to zero, future cash receipts are applied to interest income, to the extent that any interest has been foregone. Further cash receipts are recorded as recoveries of any amounts previously charged off. A loan is also considered impaired if its terms are modified in a troubled debt restructuring. For these accruing impaired loans, cash receipts are typically applied to principal and interest receivable in accordance with the terms of the restructured loan agreement. Interest income is recognized on these loans using the accrual method of accounting.

Property acquired in foreclosure

Property acquired in foreclosure is carried at fair value (market value less estimated selling cost), determined using an independent appraisal. Write-downs of value occur if properties are determined to have lost value based on updated appraisals. Costs to complete properties are capitalized if the as-complete market value less estimated cost is higher than the recorded investment including the cost to complete.

Holding costs are charged to expense as incurred.

Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. Maintenance and repairs are charged to operations, while major improvements are capitalized. Upon retirement, sale or other disposition of property and equipment, the cost and accumulated depreciation are eliminated from the accounts, and gain or loss is included in income from operations.

Income taxes

The Company accounts for income taxes in accordance with a financial accounting standard that requires that deferred tax assets and liabilities be recognized for the expected future tax consequences of events that have been recognized in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. During 2011 the Company recorded a valuation allowance against all net deferred tax assets. Refer to Note 14 for additional information.

The Company has analyzed its filing positions in the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. The Company believes that income tax filing positions taken or expected to be taken in its tax returns will more likely than not be sustained upon audit by the taxing authorities and does not anticipate any adjustments that will result in a material adverse impact on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain income tax positions have been recorded. The Company's federal and state income tax returns are open and subject to examination from the 2008 tax return and forward.

Advertising and public relations expense

Advertising, promotional and other business development costs are generally expensed as incurred. External costs incurred in producing media advertising are expensed the first time the advertising takes place. External costs relating to direct mailing costs are expensed in the period in which the direct mailings are sent.

Earnings per common share

Basic earnings (loss) per common share is computed on the basis of the weighted average number of common shares outstanding. The treasury stock method is used to compute the effect of stock options on the weighted average number of common shares outstanding for diluted earnings (loss) per common share. As of December 31, 2011, 2010, and 2009 there were no common stock equivalents included in the Company's loss per share calculation. Options to purchase 102,169 shares, 111,565 shares and 106,255 shares of common stock were antidilutive as of December 31, 2011, 2010 and 2009, respectively, and were excluded from the diluted share calculation. The Company declared a five percent stock dividend to shareholders of record on May 11, 2010. For 2009, per share amounts on the Consolidated Statements of income (loss) have been retroactively restated to reflect the 2010 stock dividend.

Cash surrender value of life insurance policies

Cash surrender value of life insurance policies represents the cash value of policies on certain officers of the Bank.

Statement of cash flows

For purposes of reporting cash flows, cash and cash equivalents are those amounts which have an original maturity of three months or less.

Fair values of financial instruments

The Company discloses fair value information for financial instruments, whether or not recognized in the balance sheet, when it is practicable to estimate the fair value. Under GAAP, a financial instrument is defined as cash, evidence of an ownership interest in an entity or contractual obligations that require the exchange of cash or other financial instruments. Certain items are specifically excluded from the disclosure requirements, including the Company's common stock. In addition, other nonfinancial instruments such as premises and equipment and other assets and liabilities are not subject to the disclosure requirements.

The following methods and assumptions were used by the Company in estimating fair values of financial instruments as disclosed herein: Cash and due from banks - The carrying amounts of cash and due from banks approximate their fair value.

Federal funds sold - The carrying amounts of federal funds sold approximate their fair value.

Cash surrender value of life insurance policies - The cash surrender value of life insurance policies held by the Bank approximates fair values of the policies.

Loans - For variable rate loans that reprice frequently and for loans that mature within one year, fair values are based on carrying values. Fair values for all other loans are estimated using discounted cash flow analyses, with interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values less cost to sell, where applicable.

Deposits - Fair values for deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on similar accounts to a schedule of aggregated expected monthly maturities. Repricing time frames for non-maturing deposits are estimated using Federal Deposit Insurance Corporation Improvement Act Section 305 guidelines.

Customer repurchase agreements - Fair values of repurchase agreements are estimated using a discounted cash flow analysis that applies interest rates currently being offered on similar accounts to a schedule of aggregated expected monthly maturities.

Borrowings from Federal Home Loan Bank of Atlanta - Borrowings from the FHLB which have variable rates of interest are deemed to be carried at fair value. Fair values of fixed rate advances are estimated using a discounted cash flow calculation that applies interest rates currently being offered on advances to a schedule of aggregated expected maturities.

Broker repurchase agreements - Fair values of broker repurchase agreements are estimated using a discounted cash flow analysis that applies interest rates currently being offered on similar accounts to a schedule of aggregated expected monthly maturities.

Stock Based Compensation

The Company has a stock-based director and employee compensation plan (the "2003 Plan") as further described in Note 18. Stock dividends were declared subsequent to the grant dates of the options. Pursuant to the terms of the 2003 Plan option agreements, the number of options outstanding was increased and the exercise price was decreased to give effect to these stock dividends.

The Company accounts for stock based compensation in accordance with GAAP. Fair value of an option grant is estimated on the date of grant using the Black-Scholes option pricing model.

Cumulative Perpetual Preferred Stock (8%)

During the third quarter of 2010, the Company offered up to $2,500,000 of 8% Series A Cumulative Perpetual Preferred Stock ("the Preferred") to accredited investors and up to 35 non-accredited investors. The Preferred was offered by the Company's directors and executive officers, and no selling agents or underwriters were used. 1,038 shares of the Preferred were sold. Proceeds of the offering, net of offering expenses totaled $998,538. The Preferred is scheduled to pay a dividend quarterly. However, pursuant to the Company's Memorandum of Understanding with the Federal Reserve, the Federal Reserve has declined to approve the dividends scheduled for payment to date. Dividends that have accumulated, but have not been declared or accrued since inception of the Preferred, total $118,553 as of December 31, 2011. See Note 20 for more information about the Memorandum of Understanding.

Recently issued accounting standards

The following is a summary of recent authoritative pronouncements that affect accounting, reporting, and disclosure of financial information by the Company:

In July 2010, the Receivables topic of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") was amended by Accounting Standards Update ("ASU") 2010-20 to require expanded disclosures related to a company's allowance for credit losses and the credit quality of its financing receivables. The amendments require the allowance disclosures to be provided on a disaggregated basis. The Company included these disclosures in its financial statements (see Note 5).

In April 2011, FASB issued ASU 2011-02 to assist creditors with their determination of when a restructuring is a Troubled Debt Restructuring ("TDR"). The determination is based on both whether the restructuring constitutes a concession and whether the debtor is experiencing financial difficulties. Disclosures related to TDRs under ASU 2010-20 were effective for reporting periods beginning after June 15, 2011. Adoption of the standard did not have a material effect on the financial statements. Disclosures related to TDRs under ASU 2010-20 have been presented in Note 5.

In April 2011, the criteria used to determine effective control of transferred assets in the Transfers and Servicing topic of the ASC was amended by ASU 2011-03. The requirement for the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms and the collateral maintenance implementation guidance related to that criterion were removed from the assessment of effective control. The other criteria to assess effective control were not changed. The amendments are effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

ASU 2011-04 was issued in May 2011 to amend the Fair Value Measurement topic of the ASC by clarifying the application of existing fair value measurement and disclosure requirements and by changing particular principles or requirements for measuring fair value or for disclosing information about fair value measurements. The amendments will be effective for the Company beginning January 1, 2012 but are not expected to have a material effect on the financial statements.

The Comprehensive Income topic of the ASC was amended in June 2011. The amendment eliminates the option to present other comprehensive income as a part of the statement of changes in stockholders' equity. The amendment requires consecutive presentation of the statement of net income and other comprehensive income and requires an entity to present reclassification adjustments from other comprehensive income to net income on the face of the financial statements. The amendments will be applicable to the Company on January 1, 2012 and will be applied retrospectively. They are not expected to have an effect on the financial statements.

Accounting standards that have been issued or proposed by the Financial Accounting Standards Board that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption.

Subsequent events

Subsequent events are events or transactions that occur after the balance sheet date but before the financial statements are issued. Recognized subsequent events are events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements. Nonrecognized subsequent events are events that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date. Management has reviewed events occurring through the date the financial statements were available to be issued and no subsequent events occurred requiring accrual or disclosure.

Formal Agreement with the Office of the Comptroller of the Currency

On May 12, 2010, the Bank entered into a formal agreement with the OCC for the Bank to take various actions with respect to the operation of the Bank. The actions include creation of a committee of the Bank's board of directors to monitor compliance with the agreement and make quarterly reports to the board of directors and the OCC; assessment and evaluation of management and members of the board; development, implementation and adherence to a written program to improve the Bank's loan portfolio management; protection of the Bank's interest in its criticized assets; implementation of a program that identifies and manages concentrations of credit risk (see Note 5); extension of the Bank's strategic plan; extension of the Bank's capital program and profit plan; additional plans for ensuring that the level of liquidity at the Bank is sufficient to sustain the current operations and withstand any anticipated or extraordinary demand; and a requirement for obtaining a determination of no supervisory objection from the OCC before accepting brokered deposits. The substantive actions called for by the agreement should strengthen the Bank and make it more efficient in the long-term. The Bank believes it has taken appropriate actions at December 31, 2011 to comply with the requirements included in the formal agreement.

Risks and Uncertainties

In the normal course of its business the Company encounters two significant types of risks: economic and regulatory. There are three main components of economic risk: interest rate risk, credit risk and market risk. The Company is subject to interest rate risk to the degree that its interest-bearing liabilities mature or reprice at different times, or on different bases, than its interest-earning assets. Credit risk is the risk of default on the Company's loan and investment portfolios that results from borrowers' inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of collateral underlying loans receivable and the valuation of real estate held by the Company.

The Company is subject to the regulations of various governmental agencies (regulatory risk). These regulations can and do change significantly from period to period. The Company also undergoes periodic examinations by the regulatory agencies, which may subject it to further changes with respect to asset valuations, amounts of required loss allowances and operating restrictions as a result of the regulators' judgments based on information available to them at the time of their examination.

Reclassification

Certain amounts in prior years' financial statements have been reclassified to conform to current year presentation. No changes have been made that affect the reported results of operations, financial condition or cash flows.